12. Financial Instruments and Risks: Schedule of contractual maturities of financial liabilities (Details) - CAD ($)	Jul. 31, 2019	Jul. 31, 2018
Accounts payable and accrued liabilities
Contractual Maturities of Financial Liabilities - Carrying amount	$ 336,540	$ 311,357
Contractual Maturities of Financial Liabilities - Contractual cash flows	336,540	311,357
Contractual Maturities of Financial Liabilities - Within 1 year	336,540	311,357
Due to related parties
Contractual Maturities of Financial Liabilities - Carrying amount	21,347	18,685
Contractual Maturities of Financial Liabilities - Contractual cash flows	21,347	18,685
Contractual Maturities of Financial Liabilities - Within 1 year	$ 21,347	18,685
Loans payable
Contractual Maturities of Financial Liabilities - Carrying amount		10,000
Contractual Maturities of Financial Liabilities - Contractual cash flows		10,000
Contractual Maturities of Financial Liabilities - Within 1 year		$ 10,000